Basic and diluted income per share	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Basic and diluted income per share

7. Basic and diluted income per share

	Six months ended
	June 30,	June 30,
	2023	2022
	£	£
Income for the period	353,582	512,658
Basic weighted average number of shares outstanding (1)	3,030,825	551,923
Basic and diluted weighted average number of shares outstanding (1)	3,488,575	674,398

Basic income per share	0.12	0.93
Diluted income per share	0.10	0.76

(1)	On November 18, 2022, the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new share. The outstanding shares presented above reflect the fifty for one reverse share split.

Basic income per share is calculated by dividing the income for the period attributable to the equity holders of the Group by the weighted average number of shares outstanding during the period.

The following potential shares, presented to reflect the fifty for one reverse share split noted above are anti-dilutive and are therefore excluded from the weighted average number of shares for the purpose of diluted income per share:

	Six months ended June 30,	Six months ended June 30,
	2023	2022
	Number of shares	Number of shares
Convertible loan notes – assuming all loan notes are converted to equity	856,253	33,768
2021 Share Option Scheme	7,934	52,305
Warrants in issue	7,083,037	318,443
	7,947,224	404,516